Quarterly Report
May 31, 2025
MFS®  Active Core Plus Bond ETF
Principal Listing Exchange: NYSE
ECP-Q1

Portfolio of Investments
5/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.0%
Aerospace & Defense – 1.0%
Boeing Co., 6.528%, 5/01/2034	$127,000	$135,556
Boeing Co., 5.805%, 5/01/2050	72,000	67,423
TransDigm, Inc., 4.625%, 1/15/2029	240,000	232,434
		$435,413
Asset-Backed & Securitized – 21.8%
ACREC 2025-FL3 LLC, “AS”, FLR, 5.966% (SOFR - 1mo. + 1.64%), 8/18/2042 (n)	$97,500	$96,211
Affirm, Inc., 5.08%, 4/15/2030 (n)	100,000	99,981
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	221,431	219,737
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.143% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	250,000	249,912
Arbor Realty Trust, Inc., CLO, 2022-FL1, “A”, FLR, 5.782% (SOFR - 1mo. + 1.45%), 1/15/2037 (n)	202,676	202,655
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.632% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	327,000	325,244
AREIT 2025-CRE10 Ltd., “AS”, FLR, 5.868% (SOFR - 1mo. + 1.5421%), 1/17/2030 (n)	120,332	119,129
Bain Capital Credit CLO Ltd., 2020-4A, “BR”, FLR, 6.769% (SOFR - 3mo. + 2.5%), 10/20/2036 (n)	250,000	250,671
Bardot CLO Ltd., 2019-2A, “BRR”, FLR, 5.622% (SOFR - 3mo. + 1.35%), 10/22/2032 (n)	250,000	248,943
Bardot CLO Ltd., 2019-2A, “CRR”, FLR, 5.822% (SOFR - 3mo. + 1.55%), 10/22/2032 (n)	250,000	247,584
BDS 2025-FL14 Ltd., “B”, FLR, 6.016% (SOFR - 1mo. + 1.6926%), 10/21/2042 (n)	134,096	130,814
BDS Ltd., 2021-FL10, “AS”, FLR, 6.091% ((SOFR - 1mo. + 11.448%) + 1.7645%), 12/16/2036 (n)	250,000	248,518
BMP Trust, 2024-MF23, “B”, 5.97% (SOFR - 1mo. + 1.6416%), 6/15/2041 (n)	250,000	250,156
BSPRT 2024-FL1 Issuer Ltd., “AS”, FLR, 6.423% (SOFR - 1mo. + 2.095%), 7/15/2039 (n)	150,000	149,719
BXMT 2020-FL2 Ltd., “A”, FLR, 5.593% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	166,010	164,909
CIFC Funding 2016-IA CR3, Ltd., FLR, 5.969% (SOFR - 3mo. + 1.7%), 10/21/2031 (n)	250,000	248,693
Colt Funding LLC, 2025-1, “A1”, 5.699%, 1/25/2070 (n)	96,086	96,361
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	186,925	188,823
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	230,436	229,955
Columbia Cent CLO 2021-31A, Ltd., FLR, 6.119% (SOFR - 3mo. + 1.85%), 4/20/2034 (n)	300,000	296,325
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	250,000	259,103
Dryden Senior Loan Fund, 2016-43A, “CR3”, FLR, 6.019% (SOFR - 3mo. + 1.75%), 4/20/2034 (n)	250,000	248,492
Exeter Automobile Receivables Trust, 2025-1A, “A”, 4.7%, 9/15/2027	102,099	102,100
General Motors Co., FLR, 4.882% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	250,000	248,857
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 4.75%, 3/15/2028 (n)	28,000	28,003
Greystone Commercial Real Estate Notes, 2025, “B”, FLR, 6.888% (SOFR - 1mo. + 2.5887%), 1/15/2043 (n)	100,000	99,762
Hyundai Auto Lease Securitization Trust, 2025-B, 4.58%, 9/15/2027 (n)	100,000	100,147
LoanCore 2025-CRE8 Ltd., “B”, FLR, 6.167% (SOFR - 1mo. + 1.8412%), 8/17/2042 (n)	147,000	145,621
Madison Park Funding Ltd., 2021-48A, “B”, FLR, 5.981% ((SOFR - 3mo. + 26.161%) + 1.45%), 4/19/2033 (n)	250,000	250,467
Magnetite CLO Ltd., 2019-21A, “BR”, 5.881% ((SOFR - 3mo. + 26.161%) + 1.35%), 4/20/2034 (n)	250,000	250,079
MF1 2022-FL8 Ltd., “A”, FLR, 5.674% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	182,154	181,340
MF1 2024-FL14 LLC, “AS”, FLR, 6.566% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)	100,000	100,120
MF1 2024-FL14 LLC, “C”, FLR, 7.615% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	150,000	150,617
MF1 2025-FL17 Ltd., “AS”, FLR, 5.898% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	250,000	247,334
MF1 2025-FL19 Ltd., “B”, FLR, 6.322% (SOFR - 1mo. + 1.9917%), 5/18/2042 (n)	215,568	215,231
MF1 2025-FL19 Ltd., “B”, FLR, 6.671% (SOFR - 1mo. + 2.3414%), 5/18/2042 (n)	172,121	171,905
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	166,959	167,870
New Residential Mortgage Loan Trust, 2025-NQM2, “A-1”, 5.566%, 4/25/2065 (n)	96,075	96,415
OBX Trust, 2024-NQM6, “A1”, 6.447%, 2/25/2064 (n)	184,523	186,396
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	93,237	93,355
Palmer Square Loan Funding 2024-1A Ltd., “B”, 6.056%, 10/15/2032 (n)	120,000	120,235
PFP III 2025-12 Ltd., “B”, 6.364%, 12/18/2042 (n)	100,000	99,750
Provident Funding Mortgage Trust, 2025-1, “A”, 5.5%, 2/25/2055 (n)	241,341	240,881
Santander Drive Auto Receivables Trust, 2025-1, 4.74%, 1/16/2029	95,000	95,086
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 6.593% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	250,000	249,809
Signal Peak CLO 2014-1A, Ltd., “CR4”, FLR, 6.229% (SOFR - 3mo. + 1.95%), 4/17/2034 (n)	250,000	250,205
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	86,412	86,437
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.869% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	300,000	298,362
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	176,927	178,652

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
World Omni Select Auto Trust, 2021-A, “C”, 1.09%, 11/15/2027	$216,371	$214,231
		$9,241,202
Automotive – 1.5%
Ford Motor Credit Co. LLC, 6.05%, 3/05/2031	$200,000	$195,912
Hyundai Capital America, 5.3%, 1/08/2030 (n)	150,000	151,729
Hyundai Capital America, 6.375%, 4/08/2030 (n)	152,000	159,588
LKQ Corp., 6.25%, 6/15/2033	140,000	145,981
		$653,210
Brokerage & Asset Managers – 1.2%
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	$285,000	$283,397
LPL Holdings, Inc., 4%, 3/15/2029 (n)	78,000	75,028
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	158,000	150,227
		$508,652
Building – 1.3%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$206,000	$198,308
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	201,000	192,779
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	181,000	160,147
		$551,234
Business Services – 0.7%
Global Payments, Inc., 2.9%, 11/15/2031	$325,000	$282,358
Cable TV – 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$147,000	$150,914
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	200,000	181,312
		$332,226
Conglomerates – 0.9%
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/2031 (n)	$190,000	$194,427
Regal Rexnord Corp., 6.3%, 2/15/2030	89,000	92,275
Regal Rexnord Corp., 6.4%, 4/15/2033	90,000	93,131
		$379,833
Consumer Services – 0.9%
CBRE Group, Inc., 5.95%, 8/15/2034	$200,000	$206,708
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	190,000	155,801
		$362,509
Electrical Equipment – 0.5%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$203,000	$205,312
Electronics – 0.7%
Broadcom, Inc., 5.2%, 4/15/2032	$150,000	$152,312
Broadcom, Inc., 3.137%, 11/15/2035 (n)	178,000	147,422
		$299,734
Emerging Market Sovereign – 2.7%
Dominican Republic, 4.875%, 9/23/2032	$200,000	$182,180
Republic of Cote d'Ivoire, 7.625%, 1/30/2033	200,000	192,812
Republic of Guatemala, 6.6%, 6/13/2036	200,000	200,250
Republic of Serbia, 6%, 6/12/2034	200,000	198,258
Republic of South Africa, 7.1%, 11/19/2036	200,000	193,857
Republic of Turkey, 5.95%, 1/15/2031	200,000	187,624
		$1,154,981

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 1.5%
EQT Corp., 5%, 1/15/2029	$203,000	$203,115
Occidental Petroleum Corp., 6.625%, 9/01/2030	75,000	78,106
Occidental Petroleum Corp., 5.55%, 10/01/2034	148,000	139,892
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	188,000	197,510
		$618,623
Energy - Integrated – 0.8%
BP Capital Markets PLC, 6.45% to 3/01/2034, FLR ((CMT - 5yr. + 2.153%) + 0.25%) to 3/01/2054, FLR ((CMT - 5yr. + 2.153%) + 1%) to 9/01/2172	$128,000	$128,779
Eni S.p.A., 5.5%, 5/15/2034 (n)	200,000	198,342
		$327,121
Entertainment – 0.4%
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	$190,000	$190,035
Financial Institutions – 0.7%
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)	$103,000	$106,498
SMBC Aviation Capital Finance DAC, 5.55%, 4/03/2034 (n)	200,000	198,971
		$305,469
Food & Beverages – 2.0%
Bacardi Ltd., 5.15%, 5/15/2038 (n)	$147,000	$131,617
Constellation Brands, Inc., 4.8%, 5/01/2030	35,000	34,967
JBS USA Holding Lux S.à r.l., 5.95%, 4/20/2035 (n)	99,000	100,784
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033	145,000	146,876
Performance Food Group Co., 6.125%, 9/15/2032 (n)	223,000	224,794
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	196,000	193,605
		$832,643
Gaming & Lodging – 0.3%
Marriott International, Inc., 2.85%, 4/15/2031	$168,000	$150,359
Insurance – 1.2%
Corebridge Financial, Inc., 5.75%, 1/15/2034	$192,000	$195,569
MetLife, Inc., 6.35% to 3/15/2035, FLR (CMT - 5yr. + 2.078%) to 3/15/2055	110,000	110,652
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	190,000	198,530
		$504,751
Insurance - Property & Casualty – 2.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	$200,000	$196,396
Arthur J. Gallagher & Co., 5.45%, 7/15/2034	143,000	144,528
Arthur J. Gallagher & Co., 5.15%, 2/15/2035	81,000	79,719
Brown & Brown, Inc., 5.65%, 6/11/2034	142,000	143,466
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	213,000	218,984
Hub International Ltd., 7.25%, 6/15/2030 (n)	187,000	194,746
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	187,000	193,452
		$1,171,291
International Market Quasi-Sovereign – 0.5%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$200,000	$209,526
Machinery & Tools – 0.9%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$199,067
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	200,000	200,685
		$399,752

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 6.9%
Bank of America Corp., 5.288% to 4/25/2033, FLR (SOFR - 1 day + 1.630%) to 4/25/2034	$180,000	$180,314
Bank of America Corp., 5.744% to 2/12/2035, FLR (SOFR - 1 day + 1.697%) to 2/12/2036	165,000	164,060
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	149,000	133,446
Capital One Financial Corp., 7.624% to 10/30/2030, FLR (SOFR - 1 day + 3.07%) to 10/30/2031	181,000	201,859
Deutsche Bank AG, 5.403% to 9/11/2034, FLR (SOFR - 1 day + 2.05%) to 9/11/2035	192,000	187,368
Discover Financial Services, 6.7%, 11/29/2032	132,000	142,033
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	234,000	203,150
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	153,000	135,127
JPMorgan Chase & Co., 4.851% to 7/25/2027, FLR (SOFR - 1 day + 1.99%) to 7/25/2028	145,000	145,734
JPMorgan Chase & Co., 5.766%, 4/22/2035	141,000	145,821
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	150,000	145,554
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	143,000	146,268
Morgan Stanley, 5.32% to 7/19/2034, FLR (SOFR - 1 day + 1.555%) to 7/19/2035	256,000	254,331
Morgan Stanley, 5.942% to 2/07/2034, FLR (CMT - 5yr. + 1.8%) to 2/07/2039	143,000	144,330
UBS Group AG, 5.699% to 2/08/2034, FLR (CMT - 1yr. + 1.77%) to 2/08/2035 (n)	200,000	204,056
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	200,000	175,294
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	250,000	224,231
		$2,932,976
Metals & Mining – 1.7%
Anglo American Capital PLC, 5.5%, 5/02/2033 (n)	$250,000	$249,539
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	252,000	231,345
Novelis, Inc., 3.875%, 8/15/2031 (n)	257,000	228,481
		$709,365
Midstream – 1.6%
DCP Midstream Operating LP, 3.25%, 2/15/2032	$169,000	$146,249
Plains All American Pipeline LP, 5.7%, 9/15/2034	143,000	141,915
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	215,000	196,600
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	180,000	182,479
		$667,243
Mortgage-Backed – 1.7%
Fannie Mae, 5.32%, 2/25/2045 (n)	$53,077	$53,011
Freddie Mac, 2%, 8/01/2052	860,778	669,974
		$722,985
Natural Gas - Distribution – 0.3%
Boston Gas Co., 3.757%, 3/16/2032 (n)	$164,000	$148,408
Precious Metals & Minerals – 0.5%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$197,000	$194,320
Real Estate - Office – 0.9%
Boston Properties LP, REIT, 6.5%, 1/15/2034	$138,000	$145,152
Boston Properties LP, REIT, 5.75%, 1/15/2035	221,000	218,647
		$363,799
Real Estate - Retail – 0.7%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$150,000	$147,213
STORE Capital Corp., REIT, 4.625%, 3/15/2029	142,000	138,241
		$285,454
Retailers – 1.0%
Alimentation Couche-Tard, Inc., 5.267%, 2/12/2034 (n)	$148,000	$145,103
AutoNation, Inc., 5.89%, 3/15/2035	303,000	301,325
		$446,428

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$39,000	$33,989
Specialty Stores – 0.5%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$240,000	$211,197
Telecommunications - Wireless – 1.2%
American Tower Corp., 5.4%, 1/31/2035	$148,000	$149,049
Rogers Communications, Inc., 3.8%, 3/15/2032	241,000	220,710
T-Mobile USA, Inc., 2.55%, 2/15/2031	154,000	136,401
		$506,160
Tobacco – 1.0%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$138,000	$147,173
B.A.T. Capital Corp., 4.742%, 3/16/2032	152,000	148,667
Philip Morris International, Inc., 5.375%, 2/15/2033	144,000	146,835
		$442,675
U.S. Treasury Obligations – 34.9%
U.S. Treasury Bonds, 4.5%, 2/15/2044	$2,375,000	$2,252,353
U.S. Treasury Bonds, 4.625%, 11/15/2044 (f)	3,370,000	3,236,780
U.S. Treasury Bonds, 4.25%, 2/15/2054	300,000	267,949
U.S. Treasury Bonds, 4.5%, 11/15/2054	2,694,000	2,514,681
U.S. Treasury Notes, 4.125%, 10/31/2026	1,861,000	1,863,181
U.S. Treasury Notes, 4.125%, 10/31/2029	4,395,000	4,426,761
U.S. Treasury Notes, 4.25%, 11/15/2034	250,000	247,539
		$14,809,244
Utilities - Electric Power – 0.9%
Pacific Gas & Electric Co., 6.95%, 3/15/2034	$133,000	$141,298
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	220,000	221,080
		$362,378
Total Bonds		$41,952,855
Mutual Funds – 0.4%
Money Market Funds – 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.27% (j)	169,073	$169,073

Other Assets, Less Liabilities – 0.6%		269,589
Net Assets – 100.0%		$42,391,517
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $15,140,805, representing 35.7% of net assets.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 5/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	26	$5,393,375	September – 2025	$7,829
At May 31, 2025, the fund had liquid securities with an aggregate value of $35,537 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$14,809,244	$—	$14,809,244
Non - U.S. Sovereign Debt	—	1,364,507	—	1,364,507
U.S. Corporate Bonds	—	12,278,356	—	12,278,356
Residential Mortgage-Backed Securities	—	2,421,430	—	2,421,430
Commercial Mortgage-Backed Securities	—	1,023,727	—	1,023,727
Asset-Backed Securities (including CDOs)	—	6,519,030	—	6,519,030
Foreign Bonds	—	3,536,561	—	3,536,561
Investment Companies	169,073	—	—	169,073
Total	$169,073	$41,952,855	$—	$42,121,928
Other Financial Instruments
Futures Contracts – Assets	$7,829	$—	$—	$7,829
For further information regarding security characteristics, see the Portfolio of Investments.